Related Party Transactions - Transactions with Significant Influence Entities (Details) $ in Millions		2 Months Ended	10 Months Ended	12 Months Ended
	Aug. 04, 2021	Dec. 31, 2022 USD ($) rig	Oct. 19, 2022 rig	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Related Party Transaction [Line Items]
Related party revenue				$ 85.1	$ 39.5	$ 42.3
Funding provided to (received from) equity method investments				0.0	(46.5)	25.5
Trade receivables		$ 65.6		65.6	48.6
Rig operating and maintenance expenses				264.9	180.5	270.4
General and administrative expenses				36.8	34.7	49.1
Magni Partners Limited | Affiliated Entity
Related Party Transaction [Line Items]
General and administrative expenses				0.5	0.9	1.0
Schlumberger Limited | Affiliated Entity
Related Party Transaction [Line Items]
Rig operating and maintenance expenses				0.0	0.0	6.9
Perfomex
Related Party Transaction [Line Items]
Number of rigs | rig			3
Ownership percentage sold	49.00%
Additional ownership percentage acquired	2.00%
Funding provided to (received from) equity method investments				0.0	(31.6)	10.8
Trade receivables		$ 62.9		62.9	40.8
Number of rigs on bareboat charter | rig		5
Perfomex II
Related Party Transaction [Line Items]
Number of rigs | rig			2
Ownership percentage sold	49.00%
Additional ownership percentage acquired	2.00%
Funding provided to (received from) equity method investments				0.0	(9.5)	9.4
Trade receivables		$ 2.7		2.7	7.8
Opex
Related Party Transaction [Line Items]
Ownership percentage sold	49.00%
Funding provided to (received from) equity method investments				0.0	(3.7)	3.6
Akal
Related Party Transaction [Line Items]
Ownership percentage sold	49.00%
Funding provided to (received from) equity method investments				0.0	(1.7)	1.7
Management Services Agreement | Perfomex
Related Party Transaction [Line Items]
Related party revenue				0.0	5.0	10.9
Management Services Agreement | Perfomex II
Related Party Transaction [Line Items]
Related party revenue				0.0	3.0	7.5
Management Services Agreement | Opex
Related Party Transaction [Line Items]
Related party revenue				0.0	0.0	1.1
Bareboat Revenue | Perfomex
Related Party Transaction [Line Items]
Related party revenue				60.2	22.2	17.5
Bareboat Revenue | Perfomex II
Related Party Transaction [Line Items]
Related party revenue				$ 24.9	$ 9.3	$ 5.3